Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 42,836	$ 42,797
Fixed assets, net	9,584	9,618
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	42,836	42,797
Fixed assets, net	9,584	9,619
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	20,615	20,722
Fixed assets, net	5,368	5,017
Operating Segments [Member] | North America [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,927	10,855
Fixed assets, net	2,624	2,297
Operating Segments [Member] | North America [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,366	4,958
Fixed assets, net	1,635	1,509
Operating Segments [Member] | North America [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,322	4,909
Fixed assets, net	1,109	1,211
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	15,616	16,217
Fixed assets, net	3,144	3,460
Operating Segments [Member] | Europe [Member] | Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,381	6,926
Fixed assets, net	679	787
Operating Segments [Member] | Europe [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,199	4,403
Fixed assets, net	769	831
Operating Segments [Member] | Europe [Member] | Czech Republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,553	1,330
Fixed assets, net	314	342
Operating Segments [Member] | Europe [Member] | Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	797	798
Fixed assets, net	174	238
Operating Segments [Member] | Europe [Member] | Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	419	464
Fixed assets, net	218	240
Operating Segments [Member] | Europe [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	401	442
Fixed assets, net	152	162
Operating Segments [Member] | Europe [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	399	390
Fixed assets, net	73	81
Operating Segments [Member] | Europe [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	245	337
Fixed assets, net	75	77
Operating Segments [Member] | Europe [Member] | Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	255	325
Fixed assets, net	13	9
Operating Segments [Member] | Europe [Member] | Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	432	322
Fixed assets, net	125	150
Operating Segments [Member] | Europe [Member] | Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	296	273
Fixed assets, net	329	329
Operating Segments [Member] | Europe [Member] | Other Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	239	207
Fixed assets, net	223	214
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,082	5,316
Fixed assets, net	1,002	1,070
Operating Segments [Member] | Asia Pacific [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,564	4,843
Fixed assets, net	945	958
Operating Segments [Member] | Asia Pacific [Member] | India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	180	242
Fixed assets, net	47	100
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	338	231
Fixed assets, net	10	12
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	523	542
Fixed assets, net	$ 70	$ 72